Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (7.0%)
	United States Treasury Note/Bond	3.750%	4/15/26	1,995	1,982
	United States Treasury Note/Bond	1.250%	4/30/28	1,950	1,767
	United States Treasury Note/Bond	1.250%	6/30/28	2,757	2,486
	United States Treasury Note/Bond	3.875%	12/31/29	7,000	6,903
	United States Treasury Note/Bond	3.875%	8/15/33	10,952	10,637
	United States Treasury Note/Bond	4.500%	11/15/33	7,171	7,291
	United States Treasury Note/Bond	4.000%	2/15/34	28,768	28,153
	United States Treasury Note/Bond	4.375%	5/15/34	96,847	97,544
	United States Treasury Note/Bond	3.875%	8/15/34	15,500	14,999
	United States Treasury Note/Bond	4.250%	5/15/39	57,000	56,029
	United States Treasury Note/Bond	4.375%	11/15/39	44,535	44,257
	United States Treasury Note/Bond	4.625%	2/15/40	20,479	20,902
	United States Treasury Note/Bond	1.125%	5/15/40	300	187
	United States Treasury Note/Bond	4.375%	5/15/40	14,039	13,934
[1]	United States Treasury Note/Bond	1.125%	8/15/40	70,932	43,834
	United States Treasury Note/Bond	1.875%	2/15/41	15,342	10,646
[2]	United States Treasury Note/Bond	4.750%	2/15/41	36,581	37,827
	United States Treasury Note/Bond	2.250%	5/15/41	110,768	81,345
	United States Treasury Note/Bond	4.375%	5/15/41	20,630	20,411
	United States Treasury Note/Bond	1.750%	8/15/41	3,250	2,179
	United States Treasury Note/Bond	3.750%	8/15/41	12,128	11,072
[1,2]	United States Treasury Note/Bond	2.000%	11/15/41	19,505	13,574
	United States Treasury Note/Bond	3.125%	11/15/41	11,297	9,438
	United States Treasury Note/Bond	2.375%	2/15/42	6,000	4,419
	United States Treasury Note/Bond	3.125%	2/15/42	4,000	3,325
	United States Treasury Note/Bond	3.000%	5/15/42	4,258	3,456
[1,2]	United States Treasury Note/Bond	3.250%	5/15/42	15,609	13,133
	United States Treasury Note/Bond	3.375%	8/15/42	3,615	3,089
	United States Treasury Note/Bond	2.750%	11/15/42	17,676	13,694
	United States Treasury Note/Bond	4.000%	11/15/42	2,250	2,098
	United States Treasury Note/Bond	3.875%	2/15/43	3,199	2,925
	United States Treasury Note/Bond	2.875%	5/15/43	2,050	1,608
	United States Treasury Note/Bond	3.875%	5/15/43	14,592	13,308
	United States Treasury Note/Bond	3.625%	8/15/43	25,974	22,792
	United States Treasury Note/Bond	4.375%	8/15/43	48,697	47,495
	United States Treasury Note/Bond	3.750%	11/15/43	6,300	5,617
	United States Treasury Note/Bond	3.625%	2/15/44	4,378	3,825
	United States Treasury Note/Bond	4.500%	2/15/44	25,945	25,665
	United States Treasury Note/Bond	4.625%	5/15/44	13,855	13,924
	United States Treasury Note/Bond	3.125%	8/15/44	13,900	11,192
	United States Treasury Note/Bond	4.125%	8/15/44	10,904	10,239
	United States Treasury Note/Bond	2.500%	2/15/45	11,727	8,439
	United States Treasury Note/Bond	3.000%	5/15/45	62,757	49,235
	United States Treasury Note/Bond	2.500%	2/15/46	18,510	13,177
	United States Treasury Note/Bond	2.500%	5/15/46	2,750	1,951
	United States Treasury Note/Bond	2.250%	8/15/46	34,180	23,007
	United States Treasury Note/Bond	2.875%	11/15/46	2,500	1,893
	United States Treasury Note/Bond	3.000%	5/15/47	21,585	16,658
	United States Treasury Note/Bond	2.750%	11/15/47	2,500	1,835
	United States Treasury Note/Bond	3.125%	5/15/48	9,455	7,412
	United States Treasury Note/Bond	3.000%	8/15/48	9,475	7,245
	United States Treasury Note/Bond	3.375%	11/15/48	30,008	24,546
	United States Treasury Note/Bond	3.000%	2/15/49	18,293	13,954
	United States Treasury Note/Bond	2.875%	5/15/49	8,400	6,251
	United States Treasury Note/Bond	2.250%	8/15/49	7,000	4,562
	United States Treasury Note/Bond	2.375%	11/15/49	25,035	16,758
	United States Treasury Note/Bond	2.000%	2/15/50	15,000	9,199
	United States Treasury Note/Bond	1.375%	8/15/50	10,000	5,169
	United States Treasury Note/Bond	1.625%	11/15/50	10,428	5,761
	United States Treasury Note/Bond	1.875%	2/15/51	9,400	5,537

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	5/15/51	23,700	15,746
[1]	United States Treasury Note/Bond	2.000%	8/15/51	19,413	11,751
	United States Treasury Note/Bond	1.875%	11/15/51	16,642	9,741
[2]	United States Treasury Note/Bond	2.250%	2/15/52	8,090	5,193
	United States Treasury Note/Bond	2.875%	5/15/52	4,175	3,084
	United States Treasury Note/Bond	3.000%	8/15/52	8,946	6,784
	United States Treasury Note/Bond	4.000%	11/15/52	7,000	6,430
[2]	United States Treasury Note/Bond	3.625%	2/15/53	14,488	12,432
	United States Treasury Note/Bond	3.625%	5/15/53	15,474	13,288
	United States Treasury Note/Bond	4.125%	8/15/53	35,204	33,081
	United States Treasury Note/Bond	4.750%	11/15/53	2,459	2,564
	United States Treasury Note/Bond	4.250%	2/15/54	5,400	5,191
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	5,129
					1,092,204
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	35,215
	Tennessee Valley Authority	4.250%	9/15/65	10,000	8,558
					43,773
Conventional Mortgage-Backed Securities (0.2%)
[3,4]	UMBS Pool	2.320%	4/1/36	21,490	16,851
[3,4]	UMBS Pool	2.120%	10/1/36	23,000	17,402
					34,253
Total U.S. Government and Agency Obligations (Cost $1,212,313)					1,170,230
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	21,675	16,500
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	22,649
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,101)					39,149
Corporate Bonds (77.9%)
Communications (5.0%)
	America Movil SAB de CV	4.375%	4/22/49	11,000	9,304
	AT&T Inc.	3.500%	6/1/41	15,830	12,433
	AT&T Inc.	5.550%	8/15/41	2,000	1,986
	AT&T Inc.	4.650%	6/1/44	1,602	1,407
	AT&T Inc.	5.450%	3/1/47	2,000	1,924
	AT&T Inc.	3.500%	9/15/53	1,990	1,385
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	5,494	5,419
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	2,000	1,366
[5]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	500	468
	Comcast Corp.	5.650%	6/15/35	6,490	6,744
	Comcast Corp.	6.500%	11/15/35	4,318	4,788
[6]	Comcast Corp.	3.550%	9/26/36	1,000	1,082
	Comcast Corp.	6.450%	3/15/37	3,000	3,294
	Comcast Corp.	3.900%	3/1/38	15,335	13,229
	Comcast Corp.	4.600%	10/15/38	7,265	6,718
	Comcast Corp.	3.250%	11/1/39	5,540	4,305
	Comcast Corp.	3.750%	4/1/40	14,336	11,838
	Comcast Corp.	4.500%	1/15/43	1,272	1,092
	Comcast Corp.	4.750%	3/1/44	5,045	4,558
	Comcast Corp.	3.400%	7/15/46	14,755	10,800
	Comcast Corp.	4.000%	8/15/47	18,875	15,080
	Comcast Corp.	3.969%	11/1/47	75,944	60,066
	Comcast Corp.	4.700%	10/15/48	6,661	5,998
	Comcast Corp.	3.999%	11/1/49	30,176	23,899
	Comcast Corp.	3.450%	2/1/50	8,928	6,413
	Comcast Corp.	2.887%	11/1/51	48,839	30,996
	Comcast Corp.	2.450%	8/15/52	2,000	1,147
	Comcast Corp.	4.049%	11/1/52	3,866	3,042
	Comcast Corp.	5.350%	5/15/53	15,910	15,398
	Comcast Corp.	5.650%	6/1/54	14,600	14,802
	Comcast Corp.	2.937%	11/1/56	117,325	72,266
	Comcast Corp.	4.950%	10/15/58	1,546	1,402
	Comcast Corp.	2.650%	8/15/62	3,256	1,808
	Comcast Corp.	2.987%	11/1/63	119,524	71,429
	Comcast Corp.	5.500%	5/15/64	2,420	2,358
[7]	Cox Communications Inc.	5.800%	12/15/53	2,400	2,251
[6]	Deutsche Telekom AG	3.250%	3/20/36	200	215

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Deutsche Telekom AG	1.750%	12/9/49	517	401
[7]	Deutsche Telekom AG	3.625%	1/21/50	3,330	2,471
[7]	DISH Network Corp.	11.750%	11/15/27	138	145
[7]	Level 3 Financing Inc.	4.625%	9/15/27	21	19
[7]	Level 3 Financing Inc.	3.875%	11/15/29	48	33
[7]	Level 3 Financing Inc.	10.000%	10/15/32	75	75
	Meta Platforms Inc.	4.450%	8/15/52	8,000	7,021
	Meta Platforms Inc.	5.600%	5/15/53	73,635	76,417
	Meta Platforms Inc.	5.400%	8/15/54	44,569	44,717
	Meta Platforms Inc.	5.750%	5/15/63	27,360	28,500
	Meta Platforms Inc.	5.550%	8/15/64	20,505	20,758
	NBCUniversal Media LLC	5.950%	4/1/41	3,000	3,124
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	7,709
	Orange SA	5.375%	1/13/42	1,086	1,063
	Telefonica Emisiones SA	4.665%	3/6/38	950	857
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,820
	Telefonica Emisiones SA	4.895%	3/6/48	2,150	1,877
	Time Warner Cable LLC	7.300%	7/1/38	1,464	1,491
[6]	T-Mobile USA Inc.	3.850%	5/8/36	300	332
	T-Mobile USA Inc.	3.000%	2/15/41	2,660	1,953
	T-Mobile USA Inc.	5.500%	1/15/55	3,863	3,802
	T-Mobile USA Inc.	5.250%	6/15/55	28,895	27,369
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,000	1,604
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,900	4,068
	Uber Technologies Inc.	5.350%	9/15/54	2,809	2,671
	Verizon Communications Inc.	3.400%	3/22/41	5,820	4,507
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,426
	Verizon Communications Inc.	5.500%	2/23/54	1,670	1,660
	Verizon Communications Inc.	2.987%	10/30/56	2,220	1,374
	Vodafone Group plc	5.625%	2/10/53	3,366	3,266
	Vodafone Group plc	5.750%	6/28/54	2,140	2,115
	Vodafone Group plc	5.875%	6/28/64	2,420	2,376
[6]	Vodafone International Financing DAC	4.000%	2/10/43	200	221
	Walt Disney Co.	6.400%	12/15/35	2,231	2,469
	Walt Disney Co.	6.650%	11/15/37	2,924	3,304
	Walt Disney Co.	3.500%	5/13/40	37,195	30,100
	Walt Disney Co.	4.750%	9/15/44	12,772	11,779
	Walt Disney Co.	2.750%	9/1/49	60,204	38,905
	Walt Disney Co.	3.600%	1/13/51	3,081	2,325
					779,834
Consumer Discretionary (4.1%)
	Amazon.com Inc.	4.050%	8/22/47	67,075	57,009
	Amazon.com Inc.	2.500%	6/3/50	28,720	17,856
	Amazon.com Inc.	3.100%	5/12/51	22,740	15,964
	Amazon.com Inc.	3.950%	4/13/52	5,000	4,104
	Amazon.com Inc.	4.250%	8/22/57	42,417	36,119
	Amazon.com Inc.	2.700%	6/3/60	18,830	11,363
	Amazon.com Inc.	3.250%	5/12/61	28,475	19,294
	Amazon.com Inc.	4.100%	4/13/62	29,035	23,654
[3]	American University	3.672%	4/1/49	2,854	2,246
	Brown University	2.924%	9/1/50	1,668	1,153
	California Institute of Technology	3.650%	9/1/19	4,370	2,920
	Case Western Reserve University	5.405%	6/1/22	1,997	1,947
[3]	Duke University	2.682%	10/1/44	3,254	2,367
[3]	Duke University	2.832%	10/1/55	10,686	7,089
[7]	ERAC USA Finance LLC	5.200%	10/30/34	7,282	7,335
[7]	ERAC USA Finance LLC	7.000%	10/15/37	7,998	9,228
	Ford Foundation	2.815%	6/1/70	2,055	1,228
	Ford Motor Co.	9.625%	4/22/30	10	12
	George Washington University	4.300%	9/15/44	2,910	2,545
	Georgetown University	2.943%	4/1/50	12,655	8,542
	Home Depot Inc.	5.875%	12/16/36	2,595	2,778
	Home Depot Inc.	3.300%	4/15/40	1,000	795
	Home Depot Inc.	5.400%	9/15/40	1,019	1,031
	Home Depot Inc.	5.950%	4/1/41	18,496	19,806
	Home Depot Inc.	4.875%	2/15/44	45,225	42,600
	Home Depot Inc.	4.400%	3/15/45	12,988	11,436
	Home Depot Inc.	4.250%	4/1/46	21,669	18,592
	Home Depot Inc.	3.900%	6/15/47	31,362	25,309

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	12/6/48	2,444	2,163
	Home Depot Inc.	3.125%	12/15/49	1,622	1,127
	Home Depot Inc.	3.350%	4/15/50	4,030	2,913
	Home Depot Inc.	2.375%	3/15/51	586	344
	Home Depot Inc.	2.750%	9/15/51	23,930	15,204
	Home Depot Inc.	3.625%	4/15/52	3,302	2,493
	Home Depot Inc.	4.950%	9/15/52	3,142	2,954
	Home Depot Inc.	5.300%	6/25/54	18,629	18,498
	Home Depot Inc.	3.500%	9/15/56	957	694
	Home Depot Inc.	5.400%	6/25/64	6,183	6,165
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	3,988
[3]	Johns Hopkins University	2.813%	1/1/60	2,096	1,307
	Leland Stanford Junior University	3.647%	5/1/48	15,778	12,791
	Leland Stanford Junior University	2.413%	6/1/50	1,668	1,042
	Lowe's Cos. Inc.	4.250%	4/1/52	1,525	1,227
	Lowe's Cos. Inc.	5.625%	4/15/53	3,500	3,461
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,321	22,474
	Massachusetts Institute of Technology	2.989%	7/1/50	1,668	1,174
	Massachusetts Institute of Technology	3.067%	4/1/52	1,668	1,180
	Massachusetts Institute of Technology	5.600%	7/1/11	2,019	2,168
	Massachusetts Institute of Technology	4.678%	7/1/14	1,373	1,237
	NIKE Inc.	3.625%	5/1/43	10,604	8,582
	NIKE Inc.	3.375%	11/1/46	11,180	8,340
[3]	Northeastern University	2.894%	10/1/50	17,647	12,158
[7]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,260
	President and Fellows of Harvard College	4.875%	10/15/40	860	839
	President and Fellows of Harvard College	3.150%	7/15/46	17,501	13,021
	President and Fellows of Harvard College	3.745%	11/15/52	21,472	17,331
	Rockefeller Foundation	2.492%	10/1/50	38,600	24,350
	Thomas Jefferson University	3.847%	11/1/57	14,485	10,944
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,250	849
[3]	University of Chicago	2.761%	4/1/45	12,056	9,314
[3]	University of Chicago	2.547%	4/1/50	10,064	6,716
[3]	University of Southern California	3.028%	10/1/39	2,603	2,119
	University of Southern California	2.945%	10/1/51	3,485	2,404
	University of Southern California	4.976%	10/1/53	14,279	14,012
[6]	Volkswagen International Finance NV	1.500%	1/21/41	200	143
	Washington University	3.524%	4/15/54	2,420	1,861
	Washington University	4.349%	4/15/22	1,830	1,489
[7]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	26,514
	Yale University	2.402%	4/15/50	19,845	12,443
					636,615
Consumer Staples (6.1%)
	Altria Group Inc.	4.450%	5/6/50	1,130	906
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	34,227	33,003
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	217,952	203,264
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,000	3,635
[6]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	977
[6]	Anheuser-Busch InBev SA NV	3.950%	3/22/44	700	766
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,586	5,123
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	15,859
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,171	6,285
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	8,682	7,815
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,971	8,538
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	17,952	16,263
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	7,277	6,357
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	83,837	85,582
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,825	2,536
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	16,097	14,515
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,010	4,256
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,000	2,667
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,749	12,017
	Archer-Daniels-Midland Co.	2.700%	9/15/51	17,350	10,935
[7]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	12,715	12,548
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,198
	BAT Capital Corp.	3.734%	9/25/40	2,000	1,528
	BAT Capital Corp.	7.079%	8/2/43	1,898	2,069
	BAT Capital Corp.	4.540%	8/15/47	2,521	2,015
	BAT Capital Corp.	4.758%	9/6/49	6,117	5,016

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	7.081%	8/2/53	2,328	2,579
[7]	Cargill Inc.	4.760%	11/23/45	20,000	18,214
[7]	Cargill Inc.	3.125%	5/25/51	13,715	9,418
[7]	Cargill Inc.	4.375%	4/22/52	6,210	5,337
	Coca-Cola Co.	2.875%	5/5/41	10,925	8,174
	Coca-Cola Co.	2.600%	6/1/50	30,500	19,319
	Coca-Cola Co.	3.000%	3/5/51	37,160	25,579
	Coca-Cola Co.	2.500%	3/15/51	17,750	10,930
[6]	Coca-Cola Co.	3.750%	8/15/53	400	436
	Coca-Cola Co.	5.300%	5/13/54	11,510	11,588
	Coca-Cola Co.	5.200%	1/14/55	25,384	25,223
	Coca-Cola Co.	5.400%	5/13/64	34,240	34,527
	Hershey Co.	3.125%	11/15/49	20,500	14,202
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/53	2,300	2,578
	Kenvue Inc.	5.100%	3/22/43	12,951	12,712
	Kenvue Inc.	5.050%	3/22/53	19,020	18,432
	Kenvue Inc.	5.200%	3/22/63	13,367	12,960
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	10,424
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,330	2,077
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,000	1,956
	Kroger Co.	5.500%	9/15/54	4,768	4,634
	Kroger Co.	5.650%	9/15/64	4,249	4,126
[7]	Nestle Capital Corp.	5.100%	3/12/54	20,000	19,647
[6]	Nestle Finance International Ltd.	3.750%	11/14/35	517	588
[7]	Nestle Holdings Inc.	4.000%	9/24/48	20,000	16,622
	PepsiCo Inc.	2.750%	10/21/51	13,335	8,601
	PepsiCo Inc.	4.650%	2/15/53	44,960	41,014
	PepsiCo Inc.	5.250%	7/17/54	11,765	11,823
[8]	Philip Morris International Inc.	4.900%	11/1/34	19,970	19,486
	Philip Morris International Inc.	6.375%	5/16/38	10,019	10,989
[6]	Philip Morris International Inc.	1.450%	8/1/39	1,200	904
	Philip Morris International Inc.	4.375%	11/15/41	5,149	4,475
	Philip Morris International Inc.	3.875%	8/21/42	7,050	5,693
	Philip Morris International Inc.	4.125%	3/4/43	30,803	25,663
	Philip Morris International Inc.	4.875%	11/15/43	12,345	11,400
	Philip Morris International Inc.	4.250%	11/10/44	4,376	3,671
	Reynolds American Inc.	6.150%	9/15/43	3,000	2,998
[7]	SC Johnson & Son Inc.	4.000%	5/15/43	14,935	11,964
	Target Corp.	3.900%	11/15/47	2,000	1,613
	Target Corp.	2.950%	1/15/52	17,210	11,470
	Walmart Inc.	3.625%	12/15/47	2,380	1,888
	Walmart Inc.	4.500%	4/15/53	22,530	20,524
					952,131
Energy (6.2%)
[7]	Aker BP ASA	5.800%	10/1/54	4,840	4,531
	BP Capital Markets America Inc.	3.060%	6/17/41	28,932	21,397
	BP Capital Markets America Inc.	3.000%	2/24/50	22,017	14,480
	BP Capital Markets America Inc.	2.772%	11/10/50	31,224	19,429
	BP Capital Markets America Inc.	2.939%	6/4/51	64,742	41,559
	BP Capital Markets America Inc.	3.001%	3/17/52	22,323	14,492
	BP Capital Markets America Inc.	3.379%	2/8/61	23,891	15,769
[6]	BP Capital Markets BV	1.467%	9/21/41	700	529
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,118
	Chevron Corp.	3.078%	5/11/50	14,305	9,926
	ConocoPhillips Co.	3.758%	3/15/42	7,994	6,472
	ConocoPhillips Co.	4.300%	11/15/44	9,450	8,079
	ConocoPhillips Co.	5.950%	3/15/46	1,052	1,101
	ConocoPhillips Co.	3.800%	3/15/52	41,801	31,746
	ConocoPhillips Co.	5.300%	5/15/53	16,053	15,436
	ConocoPhillips Co.	5.550%	3/15/54	13,422	13,404
	ConocoPhillips Co.	4.025%	3/15/62	38,709	29,323
	ConocoPhillips Co.	5.700%	9/15/63	12,808	12,872
[7]	DCP Midstream Operating LP	6.750%	9/15/37	6,241	6,603
	Diamondback Energy Inc.	4.400%	3/24/51	3,000	2,406
	Diamondback Energy Inc.	6.250%	3/15/53	2,500	2,575
	Diamondback Energy Inc.	5.750%	4/18/54	3,938	3,821
	Diamondback Energy Inc.	5.900%	4/18/64	4,172	4,054
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	18,330	14,540
	Enbridge Inc.	4.000%	11/15/49	3,000	2,312

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	6.700%	11/15/53	1,632	1,824
	Enbridge Inc.	5.950%	4/5/54	1,256	1,281
	Energy Transfer LP	6.100%	2/15/42	2,000	2,001
	Energy Transfer LP	5.150%	2/1/43	3,000	2,689
	Energy Transfer LP	5.300%	4/15/47	3,056	2,744
	Energy Transfer LP	5.000%	5/15/50	3,172	2,747
[7]	Eni SpA	5.950%	5/15/54	15,525	15,428
	Enterprise Products Operating LLC	5.100%	2/15/45	5,833	5,487
	Enterprise Products Operating LLC	4.900%	5/15/46	3,568	3,255
	Enterprise Products Operating LLC	4.800%	2/1/49	13,000	11,642
	Enterprise Products Operating LLC	4.200%	1/31/50	22,391	18,226
	Enterprise Products Operating LLC	3.700%	1/31/51	2,424	1,803
	Enterprise Products Operating LLC	3.200%	2/15/52	4,214	2,843
	Enterprise Products Operating LLC	3.300%	2/15/53	1,898	1,293
	Enterprise Products Operating LLC	4.950%	10/15/54	1,586	1,443
	Enterprise Products Operating LLC	3.950%	1/31/60	17,213	12,817
	EOG Resources Inc.	4.950%	4/15/50	23,160	21,243
	Equinor ASA	3.625%	4/6/40	19,225	15,843
	Equinor ASA	4.250%	11/23/41	1,954	1,737
	Equinor ASA	3.950%	5/15/43	25,664	21,562
	Equinor ASA	3.250%	11/18/49	18,640	13,290
	Equinor ASA	3.700%	4/6/50	5,245	4,074
	Exxon Mobil Corp.	4.227%	3/19/40	5,384	4,810
	Exxon Mobil Corp.	4.114%	3/1/46	23,460	19,777
	Exxon Mobil Corp.	3.095%	8/16/49	14,882	10,327
	Exxon Mobil Corp.	4.327%	3/19/50	33,042	28,401
	Exxon Mobil Corp.	3.452%	4/15/51	3,680	2,699
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	3,343	2,700
[3,7]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	8,445	8,781
[3,7]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	19,640	19,642
	Halliburton Co.	4.500%	11/15/41	1,012	887
	Halliburton Co.	5.000%	11/15/45	4,824	4,399
	Hess Corp.	5.600%	2/15/41	3,905	3,914
	Hess Corp.	5.800%	4/1/47	19,647	19,927
	Marathon Oil Corp.	5.200%	6/1/45	3,530	3,330
	ONEOK Inc.	5.700%	11/1/54	7,680	7,404
	Ovintiv Inc.	6.500%	2/1/38	891	918
	Petroleos del Peru SA	5.625%	6/19/47	830	542
	Petroleos Mexicanos	6.500%	6/2/41	711	526
	Petroleos Mexicanos	6.375%	1/23/45	87	61
[7]	Saudi Arabian Oil Co.	5.750%	7/17/54	20,065	19,421
	Shell Finance US Inc.	4.125%	5/11/35	8,891	8,273
	Shell Finance US Inc.	4.550%	8/12/43	15,195	13,744
	Shell Finance US Inc.	4.375%	5/11/45	48,595	41,985
	Shell Finance US Inc.	4.000%	5/10/46	37,137	30,189
	Shell Finance US Inc.	3.750%	9/12/46	63,375	49,362
	Shell Finance US Inc.	3.250%	4/6/50	16,730	11,770
	Shell International Finance BV	6.375%	12/15/38	4,243	4,713
	Shell International Finance BV	2.875%	11/26/41	15,345	11,258
	Shell International Finance BV	3.625%	8/21/42	1,257	1,011
	Shell International Finance BV	3.125%	11/7/49	5,000	3,436
	Shell International Finance BV	3.000%	11/26/51	33,789	22,361
	Suncor Energy Inc.	3.750%	3/4/51	343	249
	Targa Resources Corp.	4.950%	4/15/52	7,000	6,082
	Targa Resources Corp.	6.500%	2/15/53	4,725	5,074
	TotalEnergies Capital International SA	2.986%	6/29/41	28,113	20,809
	TotalEnergies Capital International SA	3.461%	7/12/49	514	378
	TotalEnergies Capital International SA	3.127%	5/29/50	28,883	19,822
	TotalEnergies Capital SA	5.488%	4/5/54	31,120	30,886
	TotalEnergies Capital SA	5.275%	9/10/54	31,512	30,267
	TotalEnergies Capital SA	5.638%	4/5/64	20,618	20,496
	TotalEnergies Capital SA	5.425%	9/10/64	16,055	15,483
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,894	1,962
					972,322
Financials (15.1%)
	Aflac Inc.	4.000%	10/15/46	942	758
	Aflac Inc.	4.750%	1/15/49	800	717
	Allstate Corp.	4.500%	6/15/43	3,950	3,454
	Allstate Corp.	4.200%	12/15/46	9,485	7,830

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.050%	12/3/42	2,462	2,111
	Aon North America Inc.	5.750%	3/1/54	5,040	5,104
	Apollo Global Management Inc.	5.800%	5/21/54	5,323	5,448
	Apollo Global Management Inc.	6.000%	12/15/54	1,865	1,837
	Athene Holding Ltd.	6.250%	4/1/54	7,115	7,303
	Athene Holding Ltd.	6.625%	10/15/54	4,379	4,312
[5]	Aviva plc	6.875%	5/20/58	200	263
	Bank of America Corp.	5.518%	10/25/35	36,015	35,749
	Bank of America Corp.	6.110%	1/29/37	3,957	4,190
	Bank of America Corp.	4.244%	4/24/38	69,054	62,308
	Bank of America Corp.	7.750%	5/14/38	2,400	2,883
	Bank of America Corp.	4.078%	4/23/40	24,242	21,097
	Bank of America Corp.	2.676%	6/19/41	66,447	47,433
	Bank of America Corp.	5.875%	2/7/42	7,136	7,595
	Bank of America Corp.	3.311%	4/22/42	60,240	46,465
	Bank of America Corp.	5.000%	1/21/44	2,686	2,583
	Bank of America Corp.	4.875%	4/1/44	3,000	2,836
	Bank of America Corp.	4.443%	1/20/48	18,377	16,055
	Bank of America Corp.	3.946%	1/23/49	64,760	52,407
	Bank of America Corp.	4.330%	3/15/50	19,871	16,999
	Bank of America Corp.	4.083%	3/20/51	29,873	24,529
	Bank of America Corp.	2.831%	10/24/51	22,553	14,698
	Bank of America Corp.	3.483%	3/13/52	2,068	1,529
	Bank of America Corp.	2.972%	7/21/52	3,756	2,518
	Barclays plc	3.330%	11/24/42	2,000	1,485
	Barclays plc	6.036%	3/12/55	5,200	5,435
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,785
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,172	3,590
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,109	3,583
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,000	1,963
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,346	7,382
	BlackRock Funding Inc.	5.250%	3/14/54	16,310	16,053
	BlackRock Funding Inc.	5.350%	1/8/55	15,975	15,995
[6]	Chubb INA Holdings LLC	2.500%	3/15/38	700	677
	Chubb INA Holdings LLC	4.150%	3/13/43	1,616	1,391
	Chubb INA Holdings LLC	4.350%	11/3/45	22,463	19,578
	Chubb INA Holdings LLC	2.850%	12/15/51	5,000	3,295
	Chubb INA Holdings LLC	3.050%	12/15/61	7,235	4,619
	Citigroup Inc.	3.878%	1/24/39	64,480	54,756
	Citigroup Inc.	8.125%	7/15/39	2,000	2,520
	Citigroup Inc.	5.316%	3/26/41	15,000	14,722
	Citigroup Inc.	5.875%	1/30/42	3,694	3,878
	Citigroup Inc.	2.904%	11/3/42	2,842	2,042
	Citigroup Inc.	4.650%	7/30/45	5,125	4,582
	Citigroup Inc.	4.281%	4/24/48	2,250	1,901
	Citigroup Inc.	4.650%	7/23/48	9,769	8,729
	Corebridge Financial Inc.	4.350%	4/5/42	7,108	6,022
	Corebridge Financial Inc.	4.400%	4/5/52	4,198	3,444
[6]	Credit Agricole SA	4.125%	2/26/36	900	1,012
[7]	FMR LLC	6.450%	11/15/39	16,010	17,866
	GATX Corp.	3.100%	6/1/51	2,845	1,838
	GATX Corp.	6.050%	6/5/54	5,490	5,714
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	6,452	7,194
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	4,750	4,843
	Goldman Sachs Group Inc.	5.016%	10/23/35	10,925	10,670
	Goldman Sachs Group Inc.	4.017%	10/31/38	116,458	100,962
	Goldman Sachs Group Inc.	4.411%	4/23/39	30,751	27,614
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,492	9,191
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,340	4,035
	Goldman Sachs Group Inc.	2.908%	7/21/42	15,319	11,074
	Goldman Sachs Group Inc.	3.436%	2/24/43	17,156	13,239
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,806	4,434
	HSBC Bank USA NA	5.625%	8/15/35	750	759
	HSBC Holdings plc	6.500%	9/15/37	9,580	10,109
[5]	HSBC Holdings plc	7.000%	4/7/38	500	687
	HSBC Holdings plc	6.800%	6/1/38	28,749	31,066
	HSBC Holdings plc	6.332%	3/9/44	41,275	44,569
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	715
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,251	7,815
	Intercontinental Exchange Inc.	3.000%	6/15/50	11,420	7,624

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	4.950%	6/15/52	50,001	47,067
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,357	1,469
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,317	42,743
[5]	Intesa Sanpaolo SpA	2.625%	3/11/36	300	287
	Invesco Finance plc	5.375%	11/30/43	5,264	5,060
	JPMorgan Chase & Co.	5.294%	7/22/35	21,595	21,716
	JPMorgan Chase & Co.	4.946%	10/22/35	8,365	8,201
	JPMorgan Chase & Co.	6.400%	5/15/38	5,520	6,191
	JPMorgan Chase & Co.	3.882%	7/24/38	52,560	45,702
	JPMorgan Chase & Co.	5.500%	10/15/40	24,652	25,148
	JPMorgan Chase & Co.	3.109%	4/22/41	18,900	14,496
	JPMorgan Chase & Co.	5.600%	7/15/41	6,608	6,844
	JPMorgan Chase & Co.	2.525%	11/19/41	3,910	2,729
	JPMorgan Chase & Co.	5.400%	1/6/42	2,902	2,948
	JPMorgan Chase & Co.	3.157%	4/22/42	31,906	24,262
	JPMorgan Chase & Co.	5.625%	8/16/43	3,000	3,091
	JPMorgan Chase & Co.	4.850%	2/1/44	2,070	1,963
	JPMorgan Chase & Co.	4.950%	6/1/45	3,000	2,824
	JPMorgan Chase & Co.	4.260%	2/22/48	37,116	31,762
	JPMorgan Chase & Co.	4.032%	7/24/48	34,162	28,144
	JPMorgan Chase & Co.	3.964%	11/15/48	106,980	87,043
	JPMorgan Chase & Co.	3.897%	1/23/49	44,787	36,245
	JPMorgan Chase & Co.	3.109%	4/22/51	18,916	13,131
	JPMorgan Chase & Co.	3.328%	4/22/52	13,179	9,536
[7]	LSEGA Financing plc	3.200%	4/6/41	23,170	17,505
[8]	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	14,705	14,651
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,268	1,054
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,500	2,312
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	734	471
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,586	1,755
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,002	1,992
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	1,278	1,316
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,452	2,442
[8]	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	9,340	9,278
[7]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,179
[7]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	12,195	8,287
	MetLife Inc.	5.875%	2/6/41	2,500	2,611
	MetLife Inc.	4.125%	8/13/42	26,299	22,410
	MetLife Inc.	4.875%	11/13/43	2,044	1,908
	MetLife Inc.	4.600%	5/13/46	1,586	1,423
	MetLife Inc.	5.000%	7/15/52	6,714	6,282
	MetLife Inc.	5.250%	1/15/54	4,214	4,115
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,200	3,605
[6]	Morgan Stanley	3.955%	3/21/35	600	663
	Morgan Stanley	5.831%	4/19/35	42,080	43,755
[5]	Morgan Stanley	5.213%	10/24/35	200	250
	Morgan Stanley	5.948%	1/19/38	12,795	13,009
[9]	Morgan Stanley	3.971%	7/22/38	83,949	73,025
	Morgan Stanley	5.942%	2/7/39	12,185	12,369
	Morgan Stanley	4.457%	4/22/39	5,169	4,755
	Morgan Stanley	3.217%	4/22/42	8,115	6,246
	Morgan Stanley	6.375%	7/24/42	4,373	4,910
	Morgan Stanley	4.300%	1/27/45	15,963	13,932
	Morgan Stanley	4.375%	1/22/47	10,020	8,760
	Morgan Stanley	5.597%	3/24/51	4,625	4,820
	Morgan Stanley	2.802%	1/25/52	5,586	3,635
	Nasdaq Inc.	2.500%	12/21/40	6,194	4,215
	Nasdaq Inc.	6.100%	6/28/63	5,326	5,559
[7]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	9,046	11,703
[7]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	11,443
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	6,892
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	28,074	19,742
	PayPal Holdings Inc.	5.500%	6/1/54	4,096	4,140
	Progressive Corp.	4.125%	4/15/47	1,894	1,577
	Progressive Corp.	4.200%	3/15/48	2,472	2,083
	Progressive Corp.	3.950%	3/26/50	1,000	803
	Progressive Corp.	3.700%	3/15/52	700	531
	Prudential Financial Inc.	3.000%	3/10/40	1,051	798
	Prudential Financial Inc.	4.600%	5/15/44	1,870	1,688
	Prudential Financial Inc.	3.905%	12/7/47	2,012	1,586

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	4.418%	3/27/48	421	359
	Prudential Financial Inc.	3.935%	12/7/49	2,228	1,748
	Prudential Financial Inc.	4.350%	2/25/50	2,226	1,875
	Prudential Financial Inc.	3.700%	3/13/51	5,438	4,110
	S&P Global Inc.	3.250%	12/1/49	2,086	1,492
	S&P Global Inc.	3.700%	3/1/52	39,428	30,381
	State Street Corp.	6.123%	11/21/34	5,565	5,862
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	11,528	11,963
[7]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	11,301
	Travelers Cos. Inc.	4.600%	8/1/43	1,236	1,118
	Travelers Cos. Inc.	3.750%	5/15/46	2,959	2,335
	Travelers Cos. Inc.	4.000%	5/30/47	2,760	2,263
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	28,289
	Travelers Cos. Inc.	5.450%	5/25/53	4,088	4,161
[7]	UBS Group AG	5.699%	2/8/35	50,240	51,396
	UBS Group AG	4.875%	5/15/45	8,600	7,936
[7]	UBS Group AG	5.379%	9/6/45	10,790	10,568
	Visa Inc.	2.700%	4/15/40	4,500	3,372
	Visa Inc.	4.300%	12/14/45	15,390	13,605
	Visa Inc.	3.650%	9/15/47	30,000	23,857
	Wachovia Corp.	5.500%	8/1/35	1,600	1,620
	Wells Fargo & Co.	6.491%	10/23/34	9,305	10,069
	Wells Fargo & Co.	5.499%	1/23/35	21,715	22,033
	Wells Fargo & Co.	3.068%	4/30/41	16,801	12,615
	Wells Fargo & Co.	5.375%	11/2/43	31,670	30,426
	Wells Fargo & Co.	5.606%	1/15/44	116,400	114,384
	Wells Fargo & Co.	4.650%	11/4/44	7,332	6,362
	Wells Fargo & Co.	3.900%	5/1/45	8,414	6,815
	Wells Fargo & Co.	4.900%	11/17/45	25,151	22,464
	Wells Fargo & Co.	4.400%	6/14/46	28,063	23,246
	Wells Fargo & Co.	4.750%	12/7/46	27,064	23,624
	Wells Fargo & Co.	5.013%	4/4/51	59,172	55,119
	Wells Fargo & Co.	4.611%	4/25/53	42,224	37,094
	Wells Fargo Bank NA	5.850%	2/1/37	2,000	2,070
	Wells Fargo Bank NA	6.600%	1/15/38	3,000	3,333
	Westpac Banking Corp.	2.963%	11/16/40	2,211	1,607
	Westpac Banking Corp.	3.133%	11/18/41	4,318	3,174
					2,347,601
Health Care (13.0%)
	Abbott Laboratories	5.300%	5/27/40	15,015	15,413
	Abbott Laboratories	4.900%	11/30/46	40,345	38,976
	AbbVie Inc.	4.300%	5/14/36	1,000	933
	AbbVie Inc.	4.050%	11/21/39	7,635	6,699
	AbbVie Inc.	4.400%	11/6/42	6,217	5,554
	AbbVie Inc.	5.350%	3/15/44	12,806	12,839
	AbbVie Inc.	4.850%	6/15/44	41,632	39,021
	AbbVie Inc.	4.700%	5/14/45	23,659	21,690
	AbbVie Inc.	4.450%	5/14/46	9,786	8,627
	AbbVie Inc.	4.875%	11/14/48	3,217	3,007
	AbbVie Inc.	4.250%	11/21/49	101,113	85,792
	AbbVie Inc.	5.400%	3/15/54	5,879	5,926
	AbbVie Inc.	5.500%	3/15/64	33,604	33,856
	AdventHealth Obligated Group	2.795%	11/15/51	3,171	2,069
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,262
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,291	11,358
	Aetna Inc.	4.750%	3/15/44	1,741	1,487
[3]	Allina Health System	3.887%	4/15/49	3,607	2,843
	Amgen Inc.	4.950%	10/1/41	2,415	2,259
	Amgen Inc.	5.650%	6/15/42	3,000	3,009
	Amgen Inc.	5.600%	3/2/43	4,901	4,911
	Amgen Inc.	4.875%	3/1/53	2,000	1,790
	Amgen Inc.	5.750%	3/2/63	1,750	1,750
	Ascension Health	3.106%	11/15/39	3,000	2,358
	AstraZeneca plc	4.000%	9/18/42	278	237
	AstraZeneca plc	4.375%	11/16/45	9,256	8,238
	AstraZeneca plc	3.000%	5/28/51	15,190	10,473
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,337	1,403
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,503	1,099
	Baxter International Inc.	3.500%	8/15/46	3,307	2,360

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.132%	12/1/51	21,800	14,034
[6]	Bayer AG	1.000%	1/12/36	500	394
	Baylor Scott & White Holdings	2.839%	11/15/50	9,850	6,537
[6]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	500	559
[6]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	373
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,385	7,283
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,556	3,147
	Bristol-Myers Squibb Co.	4.125%	6/15/39	21,306	18,817
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	19,331
	Bristol-Myers Squibb Co.	5.500%	2/22/44	5,965	6,056
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,386	2,874
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	683
	Bristol-Myers Squibb Co.	4.250%	10/26/49	104,088	87,154
	Bristol-Myers Squibb Co.	2.550%	11/13/50	6,436	3,873
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	5,544
	Bristol-Myers Squibb Co.	5.550%	2/22/54	26,560	26,857
	Bristol-Myers Squibb Co.	3.900%	3/15/62	39,977	29,807
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,917	21,141
	Bristol-Myers Squibb Co.	5.650%	2/22/64	7,808	7,851
	Children's Health System of Texas	2.511%	8/15/50	2,757	1,713
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,353	879
	City of Hope	5.623%	11/15/43	1,955	1,906
	City of Hope	4.378%	8/15/48	1,753	1,457
	CommonSpirit Health	4.187%	10/1/49	1,497	1,225
	CommonSpirit Health	5.548%	12/1/54	5,719	5,694
[7]	CSL Finance plc	4.750%	4/27/52	12,000	10,803
	CVS Health Corp.	2.700%	8/21/40	6,025	4,011
	Danaher Corp.	2.600%	10/1/50	4,094	2,579
	Danaher Corp.	2.800%	12/10/51	2,399	1,551
	Dignity Health	4.500%	11/1/42	1,052	909
	Dignity Health	5.267%	11/1/64	765	712
	Elevance Health Inc.	5.200%	2/15/35	8,800	8,771
	Elevance Health Inc.	5.650%	6/15/54	7,210	7,160
	Elevance Health Inc.	5.700%	2/15/55	17,640	17,741
	Elevance Health Inc.	5.850%	11/1/64	18,075	18,264
	Eli Lilly & Co.	3.875%	3/15/39	100	87
	Eli Lilly & Co.	5.000%	2/9/54	4,027	3,877
	Eli Lilly & Co.	5.050%	8/14/54	47,671	46,321
[6]	Eli Lilly & Co.	1.375%	9/14/61	700	425
	Eli Lilly & Co.	4.950%	2/27/63	7,011	6,601
	Eli Lilly & Co.	5.100%	2/9/64	16,910	16,217
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,603	4,006
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,378	902
	HCA Inc.	5.125%	6/15/39	2,000	1,882
	HCA Inc.	4.625%	3/15/52	1,458	1,197
	HCA Inc.	6.000%	4/1/54	2,066	2,076
[7]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.875%	6/15/54	11,130	11,137
	Inova Health System Foundation	4.068%	5/15/52	8,945	7,444
	Johnson & Johnson	3.750%	3/3/47	16,965	13,899
	Johnson & Johnson	5.250%	6/1/54	36,160	37,037
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,676
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	9,879
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,856	11,758
	Kaiser Foundation Hospitals	3.266%	11/1/49	205	148
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,326	30,842
	Mass General Brigham Inc.	3.765%	7/1/48	6,455	5,146
	Mass General Brigham Inc.	3.192%	7/1/49	12,725	9,041
	Mass General Brigham Inc.	3.342%	7/1/60	34,084	23,307
	Mayo Clinic	3.774%	11/15/43	11,795	9,777
	Mayo Clinic	3.196%	11/15/61	20,785	13,922
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,687
	Merck & Co. Inc.	3.900%	3/7/39	4,400	3,833
	Merck & Co. Inc.	4.150%	5/18/43	428	370
	Merck & Co. Inc.	4.900%	5/17/44	20,153	19,216
	Merck & Co. Inc.	3.700%	2/10/45	70,945	56,512
	Merck & Co. Inc.	2.750%	12/10/51	23,656	15,014
	Merck & Co. Inc.	5.000%	5/17/53	35,990	34,175
	Merck & Co. Inc.	2.900%	12/10/61	2,320	1,406
	Merck & Co. Inc.	5.150%	5/17/63	17,594	16,901
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,000	763

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Sinai Hospital	3.737%	7/1/49	111	73
	Mount Sinai Hospital	3.391%	7/1/50	2,000	1,194
[6]	MSD Netherlands Capital BV	3.700%	5/30/44	300	329
[6]	MSD Netherlands Capital BV	3.750%	5/30/54	1,000	1,088
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	2,812
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	10,309
	New York and Presbyterian Hospital	4.063%	8/1/56	3,941	3,236
	Northwell Healthcare Inc.	4.800%	11/1/42	1,052	910
	Northwell Healthcare Inc.	3.979%	11/1/46	1,954	1,536
	Northwell Healthcare Inc.	4.260%	11/1/47	1,042	856
	Northwell Healthcare Inc.	3.809%	11/1/49	2,322	1,761
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,757	2,411
	Novant Health Inc.	3.168%	11/1/51	5,757	3,949
	Novant Health Inc.	3.318%	11/1/61	26,665	17,735
	Novartis Capital Corp.	4.400%	5/6/44	24,840	22,436
	Novartis Capital Corp.	4.700%	9/18/54	25,770	23,825
	NYU Langone Hospitals	4.784%	7/1/44	1,954	1,817
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,468
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,461	1,071
	PeaceHealth Obligated Group	4.787%	11/15/48	1,564	1,396
	Pfizer Inc.	4.100%	9/15/38	20,502	18,337
	Pfizer Inc.	3.900%	3/15/39	34,185	29,685
	Pfizer Inc.	7.200%	3/15/39	33,712	40,219
	Pfizer Inc.	2.550%	5/28/40	5,274	3,761
	Pfizer Inc.	4.300%	6/15/43	3,059	2,681
	Pfizer Inc.	4.400%	5/15/44	8,165	7,341
	Pfizer Inc.	4.125%	12/15/46	3,867	3,232
	Pfizer Inc.	4.200%	9/15/48	16,792	14,164
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	61,450	59,589
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	39,890	39,026
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	43,035	41,405
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,171	1,537
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,551
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	50	40
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	8,725	5,264
[7]	Roche Holdings Inc.	2.607%	12/13/51	15,380	9,571
[7]	Roche Holdings Inc.	5.218%	3/8/54	16,205	16,156
	Stanford Health Care	3.027%	8/15/51	25,000	17,115
[6]	Stryker Corp.	3.625%	9/11/36	300	326
	Sutter Health	3.161%	8/15/40	22,915	17,651
	Sutter Health	3.361%	8/15/50	3,089	2,252
	Sutter Health	5.547%	8/15/53	1,586	1,649
[6]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	323
[6]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	200	153
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	7,756	5,614
[6]	Thermo Fisher Scientific Inc.	1.875%	10/1/49	500	378
[3]	Trinity Health Corp.	3.434%	12/1/48	1,101	891
	UnitedHealth Group Inc.	5.800%	3/15/36	85	89
	UnitedHealth Group Inc.	3.500%	8/15/39	20,794	17,040
	UnitedHealth Group Inc.	2.750%	5/15/40	1,642	1,189
	UnitedHealth Group Inc.	5.950%	2/15/41	12,000	12,643
	UnitedHealth Group Inc.	3.050%	5/15/41	21,461	16,022
	UnitedHealth Group Inc.	4.375%	3/15/42	23,915	21,218
	UnitedHealth Group Inc.	3.950%	10/15/42	4,108	3,417
	UnitedHealth Group Inc.	5.500%	7/15/44	25,090	25,307
	UnitedHealth Group Inc.	4.750%	7/15/45	44,072	40,446
	UnitedHealth Group Inc.	4.250%	4/15/47	15,116	12,648
	UnitedHealth Group Inc.	3.750%	10/15/47	25,762	19,920
	UnitedHealth Group Inc.	4.250%	6/15/48	29,232	24,476
	UnitedHealth Group Inc.	3.700%	8/15/49	21,979	16,737
	UnitedHealth Group Inc.	2.900%	5/15/50	3,214	2,109
	UnitedHealth Group Inc.	3.250%	5/15/51	26,119	18,215
	UnitedHealth Group Inc.	4.750%	5/15/52	15,777	14,240
	UnitedHealth Group Inc.	5.875%	2/15/53	32,365	33,852
	UnitedHealth Group Inc.	5.050%	4/15/53	2,100	1,972
	UnitedHealth Group Inc.	5.375%	4/15/54	29,891	29,259
	UnitedHealth Group Inc.	5.625%	7/15/54	49,903	50,809
	UnitedHealth Group Inc.	6.050%	2/15/63	3,594	3,808
	UnitedHealth Group Inc.	5.200%	4/15/63	6,445	6,028
	UnitedHealth Group Inc.	5.500%	4/15/64	33,450	32,883

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.750%	7/15/64	20,520	20,909
	Wyeth LLC	5.950%	4/1/37	34,015	36,147
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,378	844
					2,025,760
Industrials (5.1%)
[6]	Airbus SE	2.375%	6/9/40	700	650
[7]	BAE Systems plc	5.500%	3/26/54	28,830	29,066
[7]	Boeing Co.	7.008%	5/1/64	3,402	3,659
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,000	2,910
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,148	2,048
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	22,155
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	36,601
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,500	1,341
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,552	2,517
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	14,066	13,237
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	38,720
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	10,446
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	9,959
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,104	4,227
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,729	15,640
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	14,673
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,428	3,012
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,093	12,186
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,860	3,799
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,586	4,501
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	18,543	18,919
	Canadian National Railway Co.	3.650%	2/3/48	28,182	22,025
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,798	3,247
	Caterpillar Inc.	6.050%	8/15/36	3,131	3,445
	Caterpillar Inc.	3.803%	8/15/42	26,112	21,773
	CSX Corp.	4.750%	5/30/42	924	855
	CSX Corp.	3.800%	4/15/50	1,167	915
	CSX Corp.	4.900%	3/15/55	32,100	29,732
	Cummins Inc.	5.450%	2/20/54	2,420	2,436
	Emerson Electric Co.	5.250%	11/15/39	1,000	1,008
	Emerson Electric Co.	2.800%	12/21/51	4,365	2,820
	General Dynamics Corp.	4.250%	4/1/40	8,641	7,732
[6]	General Electric Co.	4.125%	9/19/35	620	700
	Honeywell International Inc.	5.700%	3/15/36	10,300	10,975
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,612
	Honeywell International Inc.	5.375%	3/1/41	6,360	6,459
	Honeywell International Inc.	5.250%	3/1/54	58,961	58,594
	Honeywell International Inc.	5.350%	3/1/64	5,138	5,117
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,785
	Lockheed Martin Corp.	4.500%	5/15/36	8,319	7,942
	Lockheed Martin Corp.	4.070%	12/15/42	10,459	8,968
	Lockheed Martin Corp.	3.800%	3/1/45	8,646	7,020
	Lockheed Martin Corp.	4.700%	5/15/46	4,572	4,203
	Lockheed Martin Corp.	2.800%	6/15/50	27,117	17,710
	Lockheed Martin Corp.	4.090%	9/15/52	31,552	26,002
	Lockheed Martin Corp.	4.150%	6/15/53	58,665	48,628
	Lockheed Martin Corp.	5.700%	11/15/54	1,600	1,692
	Lockheed Martin Corp.	5.200%	2/15/55	6,165	6,043
	Lockheed Martin Corp.	4.300%	6/15/62	5,168	4,277
	Lockheed Martin Corp.	5.900%	11/15/63	10,770	11,654
	Lockheed Martin Corp.	5.200%	2/15/64	16,657	16,149
[6]	Motability Operations Group plc	3.875%	1/24/34	800	884
	Norfolk Southern Corp.	3.942%	11/1/47	3,000	2,385
	Norfolk Southern Corp.	4.550%	6/1/53	3,554	3,071
	Norfolk Southern Corp.	5.350%	8/1/54	3,000	2,949
	Norfolk Southern Corp.	5.950%	3/15/64	5,530	5,850
	Northrop Grumman Corp.	5.050%	11/15/40	3,000	2,903
	Northrop Grumman Corp.	5.250%	5/1/50	700	681
	Northrop Grumman Corp.	4.950%	3/15/53	13,532	12,590
	Northrop Grumman Corp.	5.200%	6/1/54	39,523	38,296
	Rockwell Automation Inc.	2.800%	8/15/61	16,045	9,346
	RTX Corp.	6.125%	7/15/38	164	176
	RTX Corp.	5.700%	4/15/40	1,000	1,030
	RTX Corp.	4.875%	10/15/40	5,477	5,156

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.375%	2/14/42	29,199	22,876
	Union Pacific Corp.	3.500%	2/14/53	15,606	11,486
	Union Pacific Corp.	3.550%	5/20/61	7,729	5,447
	Union Pacific Corp.	5.150%	1/20/63	29,730	28,315
	Union Pacific Corp.	3.850%	2/14/72	8,674	6,326
	United Parcel Service Inc.	4.875%	11/15/40	3,000	2,867
	United Parcel Service Inc.	3.625%	10/1/42	196	156
	United Parcel Service Inc.	5.500%	5/22/54	27,921	28,467
	Waste Management Inc.	2.950%	6/1/41	1,415	1,053
[8]	Waste Management Inc.	5.350%	10/15/54	7,190	7,193
					796,287
Materials (1.0%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,056	1,506
[6]	BASF SE	4.500%	3/8/35	300	350
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,657	25,663
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,863	16,184
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	10,369	10,546
	Ecolab Inc.	2.700%	12/15/51	35,570	22,350
[7]	Glencore Funding LLC	5.893%	4/4/54	5,435	5,499
	Linde Inc.	3.550%	11/7/42	1,807	1,457
	Linde Inc.	2.000%	8/10/50	112	61
[6]	Linde plc	3.750%	6/4/44	500	546
[8]	Martin Marietta Materials Inc.	5.500%	12/1/54	3,344	3,275
	Nucor Corp.	5.200%	8/1/43	1,000	981
	Nucor Corp.	4.400%	5/1/48	1,000	863
	Nutrien Ltd.	5.875%	12/1/36	1,520	1,578
	Nutrien Ltd.	4.900%	6/1/43	3,995	3,621
	Nutrien Ltd.	5.250%	1/15/45	3,000	2,825
	Nutrien Ltd.	5.800%	3/27/53	1,741	1,773
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,000	2,105
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,292	2,268
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	27,410	17,375
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,911	25,743
	Rio Tinto Finance USA plc	5.125%	3/9/53	11,897	11,433
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	5,485	5,553
					163,555
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,850	1,823
	American Homes 4 Rent LP	3.375%	7/15/51	2,045	1,380
	American Homes 4 Rent LP	4.300%	4/15/52	2,500	1,984
	Essex Portfolio LP	4.500%	3/15/48	1,828	1,540
	Kilroy Realty LP	6.250%	1/15/36	1,399	1,411
	Mid-America Apartments LP	2.875%	9/15/51	2,410	1,541
[6]	Prologis Euro Finance LLC	4.250%	1/31/43	500	557
[6]	Prologis International Funding II SA	4.625%	2/21/35	300	345
	Prologis LP	5.250%	6/15/53	2,361	2,280
	Prologis LP	5.250%	3/15/54	7,790	7,510
	Public Storage Operating Co.	5.350%	8/1/53	7,761	7,622
[5]	Realty Income Corp.	5.250%	9/4/41	700	843
	Realty Income Corp.	5.375%	9/1/54	3,686	3,577
	Simon Property Group LP	6.750%	2/1/40	1,152	1,293
	Simon Property Group LP	4.250%	10/1/44	9,321	7,848
	Simon Property Group LP	4.250%	11/30/46	3,000	2,514
	Simon Property Group LP	3.250%	9/13/49	33,520	23,280
	Simon Property Group LP	3.800%	7/15/50	1,686	1,280
	Simon Property Group LP	5.850%	3/8/53	5,482	5,667
	Simon Property Group LP	6.650%	1/15/54	14,766	16,901
[6]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	700	476
					91,672
Technology (7.5%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,510	3,076
	Apple Inc.	2.375%	2/8/41	9,100	6,444
	Apple Inc.	3.850%	5/4/43	45,910	39,133
	Apple Inc.	3.450%	2/9/45	32,295	25,507
	Apple Inc.	4.375%	5/13/45	19,275	17,409
	Apple Inc.	4.650%	2/23/46	23,320	21,921
	Apple Inc.	3.850%	8/4/46	32,830	27,203
	Apple Inc.	4.250%	2/9/47	33,690	29,788
	Apple Inc.	3.750%	9/12/47	5,000	4,051

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.750%	11/13/47	24,095	19,527
	Apple Inc.	2.950%	9/11/49	33,382	23,104
	Apple Inc.	2.650%	2/8/51	59,650	38,324
	Apple Inc.	2.700%	8/5/51	46,125	29,831
	Apple Inc.	3.950%	8/8/52	12,997	10,757
	Apple Inc.	2.800%	2/8/61	8,550	5,307
	Apple Inc.	4.100%	8/8/62	14,210	11,768
	Applied Materials Inc.	5.100%	10/1/35	95	96
[7]	Broadcom Inc.	3.137%	11/15/35	2,500	2,052
[7]	Broadcom Inc.	3.187%	11/15/36	2,230	1,808
	Cisco Systems Inc.	5.900%	2/15/39	14,965	16,100
	Cisco Systems Inc.	5.500%	1/15/40	17,541	18,101
	Cisco Systems Inc.	5.300%	2/26/54	34,090	34,285
	Cisco Systems Inc.	5.350%	2/26/64	18,480	18,529
	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,875	5,886
	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,160	2,370
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	4,855	4,670
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	57,330	55,251
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	19,085	18,278
	Intel Corp.	3.734%	12/8/47	18,839	13,095
	Intel Corp.	3.250%	11/15/49	19,000	12,084
	Intel Corp.	3.050%	8/12/51	12,968	7,836
	Intel Corp.	4.900%	8/5/52	4,290	3,557
	Intel Corp.	3.100%	2/15/60	17,000	9,703
	International Business Machines Corp.	4.150%	5/15/39	19,505	17,064
	International Business Machines Corp.	4.000%	6/20/42	4,654	3,883
	International Business Machines Corp.	4.250%	5/15/49	36,013	29,820
	International Business Machines Corp.	3.430%	2/9/52	13,845	9,796
	International Business Machines Corp.	4.900%	7/27/52	21,500	19,710
	Intuit Inc.	5.500%	9/15/53	10,000	10,177
	KLA Corp.	5.000%	3/15/49	1,326	1,248
	KLA Corp.	4.950%	7/15/52	3,998	3,751
	Microsoft Corp.	2.525%	6/1/50	185,072	118,571
	Microsoft Corp.	2.921%	3/17/52	79,207	54,658
	Microsoft Corp.	2.675%	6/1/60	48,124	29,390
	Microsoft Corp.	3.041%	3/17/62	36,210	24,199
	NVIDIA Corp.	3.500%	4/1/40	22,525	19,014
	NVIDIA Corp.	3.500%	4/1/50	22,900	17,831
	NVIDIA Corp.	3.700%	4/1/60	13,230	10,204
	Oracle Corp.	6.500%	4/15/38	17,605	19,209
	Oracle Corp.	5.375%	7/15/40	19,240	18,830
	Oracle Corp.	4.125%	5/15/45	17,220	13,862
	Oracle Corp.	4.000%	7/15/46	18,090	14,188
	Oracle Corp.	5.375%	9/27/54	12,625	12,013
	Oracle Corp.	5.500%	9/27/64	5,558	5,245
	QUALCOMM Inc.	4.800%	5/20/45	12,622	11,630
	QUALCOMM Inc.	4.300%	5/20/47	43,188	36,750
	QUALCOMM Inc.	4.500%	5/20/52	26,756	23,264
	QUALCOMM Inc.	6.000%	5/20/53	13,365	14,373
	Salesforce Inc.	2.700%	7/15/41	5,402	3,904
	Salesforce Inc.	2.900%	7/15/51	31,012	20,524
	Salesforce Inc.	3.050%	7/15/61	20,640	13,122
	Texas Instruments Inc.	3.875%	3/15/39	6,053	5,334
	Texas Instruments Inc.	2.700%	9/15/51	3,000	1,902
	Texas Instruments Inc.	4.100%	8/16/52	1,250	1,027
	Texas Instruments Inc.	5.000%	3/14/53	21,310	20,386
	Texas Instruments Inc.	5.150%	2/8/54	3,682	3,600
	Texas Instruments Inc.	5.050%	5/18/63	20,264	19,084
					1,164,414
Utilities (14.2%)
	AEP Transmission Co. LLC	3.750%	12/1/47	28,299	21,790
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,606
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,174
	AEP Transmission Co. LLC	3.650%	4/1/50	138	104
	AEP Transmission Co. LLC	4.500%	6/15/52	2,412	2,088
	AEP Transmission Co. LLC	5.400%	3/15/53	1,190	1,178
	Alabama Power Co.	6.000%	3/1/39	7,535	8,063
	Alabama Power Co.	5.500%	3/15/41	25,986	25,815
	Alabama Power Co.	5.200%	6/1/41	14,935	14,286

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.850%	12/1/42	1,076	880
	Alabama Power Co.	3.750%	3/1/45	23,325	18,462
	Alabama Power Co.	3.450%	10/1/49	554	404
	Alabama Power Co.	3.125%	7/15/51	2,906	1,975
	Ameren Illinois Co.	4.500%	3/15/49	22,960	20,108
	Ameren Illinois Co.	2.900%	6/15/51	3,172	2,074
	Ameren Illinois Co.	5.900%	12/1/52	2,763	2,948
	Appalachian Power Co.	4.400%	5/15/44	2,097	1,744
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,728
	Atmos Energy Corp.	4.150%	1/15/43	1,521	1,298
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,806
	Atmos Energy Corp.	3.375%	9/15/49	3,131	2,274
	Atmos Energy Corp.	6.200%	11/15/53	2,674	2,958
	Atmos Energy Corp.	5.000%	12/15/54	5,550	5,181
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,176	1,283
	Baltimore Gas and Electric Co.	3.750%	8/15/47	1,500	1,156
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	22,046
	Baltimore Gas and Electric Co.	4.550%	6/1/52	5,982	5,210
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	42	45
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,983	5,257
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	24,280
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	40,125	35,479
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	112	85
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,732	9,111
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,000	1,920
[7]	Brooklyn Union Gas Co.	4.487%	3/4/49	14,250	11,487
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,334	3,457
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,476
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	52	47
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,842	1,796
	CenterPoint Energy Inc.	3.700%	9/1/49	1,320	969
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,500	1,535
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,683	2,137
	CMS Energy Corp.	4.875%	3/1/44	3,048	2,790
	Commonwealth Edison Co.	5.900%	3/15/36	2,956	3,135
	Commonwealth Edison Co.	3.800%	10/1/42	20,861	16,898
	Commonwealth Edison Co.	4.600%	8/15/43	15,217	13,633
	Commonwealth Edison Co.	4.700%	1/15/44	2,647	2,385
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	13,964
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	9,523
	Commonwealth Edison Co.	3.650%	6/15/46	13,829	10,726
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	7,076
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	10,810
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,335
	Commonwealth Edison Co.	3.125%	3/15/51	2,138	1,449
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	933
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,163
	Commonwealth Edison Co.	5.300%	2/1/53	2,290	2,237
	Commonwealth Edison Co.	5.650%	6/1/54	6,055	6,212
	Connecticut Light and Power Co.	6.350%	6/1/36	956	1,029
	Connecticut Light and Power Co.	4.300%	4/15/44	1,502	1,296
	Connecticut Light and Power Co.	4.150%	6/1/45	16,885	14,180
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	956	1,005
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,502
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	10,443	11,842
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,679	8,776
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	861	883
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,513	8,974
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	11,740	9,689
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	52,353	45,851
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,416	5,600
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,086	5,541
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,068	840
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	3,063	2,718
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,086	888
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,629
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	38,421	26,234
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	19,695	20,808
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	22,865	23,641
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,763

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,041	874
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	15,558
	Consumers Energy Co.	3.750%	2/15/50	2,090	1,621
	Consumers Energy Co.	3.100%	8/15/50	29,786	20,983
	Consumers Energy Co.	2.650%	8/15/52	1,032	649
	Consumers Energy Co.	4.200%	9/1/52	2,500	2,099
	Consumers Energy Co.	2.500%	5/1/60	786	449
	Dominion Energy Inc.	4.900%	8/1/41	3,000	2,743
	Dominion Energy Inc.	4.050%	9/15/42	9	7
	Dominion Energy Inc.	4.850%	8/15/52	1,500	1,327
	Dominion Energy Inc.	7.000%	6/1/54	4,096	4,365
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	12,564
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	2,991
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,088
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	3,093	3,458
	DTE Electric Co.	4.300%	7/1/44	3,320	2,860
	DTE Electric Co.	3.700%	3/15/45	2,921	2,293
	DTE Electric Co.	2.950%	3/1/50	2,533	1,696
	DTE Electric Co.	3.250%	4/1/51	2,000	1,411
	DTE Electric Co.	5.400%	4/1/53	2,386	2,390
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,046	9,036
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,374	14,315
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,115	35,008
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,429	1,907
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,086	1,657
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,586	1,211
	Duke Energy Carolinas LLC	3.200%	8/15/49	957	664
	Duke Energy Carolinas LLC	3.450%	4/15/51	11,047	7,939
	Duke Energy Carolinas LLC	3.550%	3/15/52	2,600	1,902
	Duke Energy Corp.	6.100%	9/15/53	2,462	2,570
	Duke Energy Corp.	5.800%	6/15/54	16,625	16,665
	Duke Energy Florida LLC	6.350%	9/15/37	766	832
	Duke Energy Florida LLC	5.650%	4/1/40	4,408	4,498
	Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,187
	Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,456
	Duke Energy Florida LLC	4.200%	7/15/48	3,036	2,498
	Duke Energy Florida LLC	3.000%	12/15/51	2,544	1,659
	Duke Energy Florida LLC	6.200%	11/15/53	2,580	2,822
	Duke Energy Indiana LLC	6.120%	10/15/35	1,012	1,076
	Duke Energy Indiana LLC	6.350%	8/15/38	783	858
	Duke Energy Indiana LLC	6.450%	4/1/39	1,324	1,456
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,651
	Duke Energy Indiana LLC	4.900%	7/15/43	29,515	27,449
	Duke Energy Indiana LLC	3.250%	10/1/49	2,595	1,809
	Duke Energy Indiana LLC	2.750%	4/1/50	13,589	8,505
	Duke Energy Indiana LLC	5.400%	4/1/53	10,680	10,506
	Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	7,854
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,036	860
	Duke Energy Ohio Inc.	5.650%	4/1/53	810	822
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,891
	Duke Energy Progress LLC	4.100%	3/15/43	23,272	19,441
	Duke Energy Progress LLC	4.150%	12/1/44	24,945	20,796
	Duke Energy Progress LLC	4.200%	8/15/45	22,117	18,460
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	16,704
	Duke Energy Progress LLC	3.600%	9/15/47	2,086	1,558
	Duke Energy Progress LLC	2.500%	8/15/50	1,086	656
	Duke Energy Progress LLC	2.900%	8/15/51	29,039	18,711
	Duke Energy Progress LLC	4.000%	4/1/52	2,146	1,702
[6]	Enel Finance International NV	4.500%	2/20/43	500	568
[6]	Engie SA	4.000%	1/11/35	200	223
[6]	Engie SA	4.250%	1/11/43	700	774
[7]	Engie SA	5.875%	4/10/54	4,100	4,140
	Entergy Arkansas LLC	4.200%	4/1/49	1,500	1,231
	Entergy Arkansas LLC	2.650%	6/15/51	2,808	1,714
	Entergy Arkansas LLC	5.750%	6/1/54	4,286	4,421
	Entergy Corp.	3.750%	6/15/50	3,500	2,575
	Entergy Louisiana LLC	4.200%	9/1/48	1,537	1,267
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,224
	Entergy Louisiana LLC	2.900%	3/15/51	2,954	1,875
	Entergy Texas Inc.	5.000%	9/15/52	421	388

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Texas Inc.	5.800%	9/1/53	980	1,007
	Entergy Texas Inc.	5.550%	9/15/54	3,788	3,768
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,123	939
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,243	1,082
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,556
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	357
	Exelon Corp.	5.100%	6/15/45	2,000	1,868
	Exelon Corp.	4.450%	4/15/46	484	413
	Exelon Corp.	4.100%	3/15/52	2,511	1,995
	Exelon Corp.	5.600%	3/15/53	288	286
[3,7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	4,341	4,352
	FirstEnergy Corp.	4.850%	7/15/47	3,500	3,078
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,567
	Florida Power & Light Co.	5.960%	4/1/39	1,071	1,141
	Florida Power & Light Co.	5.690%	3/1/40	669	696
	Florida Power & Light Co.	5.250%	2/1/41	2,797	2,766
	Florida Power & Light Co.	4.050%	6/1/42	171	145
	Florida Power & Light Co.	3.700%	12/1/47	3,000	2,320
	Florida Power & Light Co.	3.990%	3/1/49	2,909	2,360
	Florida Power & Light Co.	2.875%	12/4/51	3,000	1,966
	Georgia Power Co.	4.750%	9/1/40	33,945	31,742
	Georgia Power Co.	4.300%	3/15/42	12,624	11,012
	Georgia Power Co.	3.700%	1/30/50	17,230	13,080
	Georgia Power Co.	3.250%	3/15/51	1,000	698
	Georgia Power Co.	5.125%	5/15/52	570	546
	Idaho Power Co.	5.500%	3/15/53	1,610	1,584
	Indiana Michigan Power Co.	3.750%	7/1/47	4,052	3,055
	Indiana Michigan Power Co.	4.250%	8/15/48	2,726	2,221
	Indiana Michigan Power Co.	5.625%	4/1/53	2,452	2,494
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	16,874	15,848
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	10,225	10,027
	Kentucky Utilities Co.	5.125%	11/1/40	5,190	5,015
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	15,267
	Kentucky Utilities Co.	3.300%	6/1/50	2,002	1,399
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	13,971
[7]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,520
	MidAmerican Energy Co.	5.800%	10/15/36	1,479	1,560
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	20,712
	MidAmerican Energy Co.	4.250%	5/1/46	26,563	22,524
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,604
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	13,119
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	699
	MidAmerican Energy Co.	2.700%	8/1/52	1,378	868
	MidAmerican Energy Co.	5.850%	9/15/54	2,000	2,119
	MidAmerican Energy Co.	5.300%	2/1/55	2,074	2,038
[7]	Monongahela Power Co.	5.400%	12/15/43	10,640	10,193
[6]	National Grid plc	4.275%	1/16/35	300	339
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	9,107	7,610
	Nevada Power Co.	5.450%	5/15/41	21,620	21,326
	Nevada Power Co.	3.125%	8/1/50	1,580	1,045
[7]	New England Power Co.	2.807%	10/6/50	15,615	9,543
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/54	1,296	1,286
	NiSource Inc.	4.800%	2/15/44	1,500	1,352
	Northern States Power Co.	6.250%	6/1/36	831	917
	Northern States Power Co.	6.200%	7/1/37	1,954	2,118
	Northern States Power Co.	5.350%	11/1/39	936	938
	Northern States Power Co.	3.400%	8/15/42	4,000	3,129
	Northern States Power Co.	4.000%	8/15/45	805	658
	Northern States Power Co.	3.600%	9/15/47	12,611	9,605
	Northern States Power Co.	4.200%	9/1/48	12,250	9,908
	Northern States Power Co.	2.600%	6/1/51	14,765	9,156
	Northern States Power Co.	3.200%	4/1/52	3,000	2,097
	Northern States Power Co.	4.500%	6/1/52	3,102	2,725
	Northern States Power Co.	5.400%	3/15/54	2,012	2,026
	Northern States Power Co.	5.650%	6/15/54	4,096	4,251
	NSTAR Electric Co.	3.100%	6/1/51	1,000	675
	Oglethorpe Power Corp.	6.200%	12/1/53	2,262	2,406
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	2,745	2,780
	Ohio Power Co.	4.000%	6/1/49	2,724	2,124
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	1,500	1,216

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,435	1,744
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,124	3,079
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	13,912	10,846
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,435	1,116
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	274	188
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,667
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	6,233
	Pacific Gas and Electric Co.	4.500%	7/1/40	9,015	7,816
	Pacific Gas and Electric Co.	4.750%	2/15/44	250	215
	Pacific Gas and Electric Co.	4.950%	7/1/50	17,500	15,359
	Pacific Gas and Electric Co.	3.500%	8/1/50	2,415	1,681
	Pacific Gas and Electric Co.	6.750%	1/15/53	16,081	17,598
	PacifiCorp	5.250%	6/15/35	1,244	1,231
	PacifiCorp	6.100%	8/1/36	1,435	1,500
	PacifiCorp	6.250%	10/15/37	1,966	2,090
	PacifiCorp	6.350%	7/15/38	10,654	11,313
	PacifiCorp	6.000%	1/15/39	1,622	1,675
	PacifiCorp	4.100%	2/1/42	106	86
	PacifiCorp	4.125%	1/15/49	5,981	4,712
	PacifiCorp	4.150%	2/15/50	22,069	17,343
	PacifiCorp	5.350%	12/1/53	3,220	3,024
	PacifiCorp	5.800%	1/15/55	2,364	2,364
	PECO Energy Co.	4.800%	10/15/43	10,365	9,375
	PECO Energy Co.	4.150%	10/1/44	452	382
	PECO Energy Co.	3.700%	9/15/47	15,500	11,901
	PECO Energy Co.	3.900%	3/1/48	6,130	4,905
	PECO Energy Co.	2.800%	6/15/50	3,000	1,934
	PECO Energy Co.	3.050%	3/15/51	3,180	2,140
	PECO Energy Co.	4.600%	5/15/52	3,170	2,817
	PECO Energy Co.	4.375%	8/15/52	3,920	3,374
	Potomac Electric Power Co.	6.500%	11/15/37	1,171	1,313
	Potomac Electric Power Co.	7.900%	12/15/38	143	180
	PPL Electric Utilities Corp.	6.450%	8/15/37	5,200	5,694
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,933	11,867
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,195	1,155
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,671	1,418
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	10,121
	PPL Electric Utilities Corp.	4.150%	6/15/48	86	72
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,282	2,243
	Public Service Co. of Colorado	6.250%	9/1/37	1,016	1,095
	Public Service Co. of Colorado	3.600%	9/15/42	20,644	16,169
	Public Service Co. of Colorado	4.300%	3/15/44	2,864	2,411
	Public Service Co. of Colorado	3.800%	6/15/47	2,387	1,826
	Public Service Co. of Colorado	4.050%	9/15/49	37,572	29,630
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	4,857
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,108	1,066
	Public Service Electric and Gas Co.	3.950%	5/1/42	106	88
	Public Service Electric and Gas Co.	3.650%	9/1/42	116	92
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,522
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,909	2,307
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,076	761
	Public Service Electric and Gas Co.	2.700%	5/1/50	19,725	12,603
	Public Service Electric and Gas Co.	3.000%	3/1/51	10,717	7,210
	Public Service Electric and Gas Co.	5.125%	3/15/53	2,504	2,440
	Public Service Electric and Gas Co.	5.450%	3/1/54	4,054	4,104
	Puget Sound Energy Inc.	6.274%	3/15/37	479	514
	Puget Sound Energy Inc.	5.757%	10/1/39	1,052	1,087
	Puget Sound Energy Inc.	5.795%	3/15/40	16,015	16,434
	Puget Sound Energy Inc.	4.300%	5/20/45	382	319
	Puget Sound Energy Inc.	4.223%	6/15/48	7,216	6,010
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	24,284
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	9,026
[3,7]	Rayburn Country Securitization LLC	3.025%	12/1/43	9,324	7,517
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,827
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	769
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,271	1,833
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	999
	San Diego Gas & Electric Co.	3.700%	3/15/52	24,475	18,368
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,723	3,746
	Southern California Edison Co.	5.950%	2/1/38	12,915	13,535

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.500%	9/1/40	14,239	12,739
	Southern California Edison Co.	4.050%	3/15/42	1,721	1,418
	Southern California Edison Co.	3.900%	3/15/43	21,781	17,465
	Southern California Edison Co.	4.650%	10/1/43	21,834	19,599
	Southern California Edison Co.	3.600%	2/1/45	4,037	3,044
	Southern California Edison Co.	4.000%	4/1/47	41,224	32,880
	Southern California Edison Co.	4.125%	3/1/48	40,632	32,970
	Southern California Edison Co.	4.875%	3/1/49	3,194	2,916
	Southern California Edison Co.	3.650%	2/1/50	7,650	5,706
	Southern California Edison Co.	2.950%	2/1/51	1,573	1,025
	Southern California Edison Co.	3.450%	2/1/52	24,170	17,139
	Southern California Edison Co.	5.450%	6/1/52	18,130	17,780
	Southern California Gas Co.	5.125%	11/15/40	1,879	1,820
	Southern California Gas Co.	4.125%	6/1/48	30,835	25,066
	Southern California Gas Co.	4.300%	1/15/49	17,536	14,693
	Southern California Gas Co.	5.600%	4/1/54	11,695	11,820
	Southern Co.	4.400%	7/1/46	1,000	849
	Southwestern Electric Power Co.	3.900%	4/1/45	9	7
	Southwestern Public Service Co.	4.500%	8/15/41	18,990	16,767
	Southwestern Public Service Co.	3.400%	8/15/46	154	110
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	15,275
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	7,168
	Tampa Electric Co.	3.450%	3/15/51	2,172	1,531
	Tampa Electric Co.	5.000%	7/15/52	1,400	1,280
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	13,546
	Tucson Electric Power Co.	5.500%	4/15/53	9,165	9,006
	Union Electric Co.	3.900%	9/15/42	4,348	3,577
	Union Electric Co.	4.000%	4/1/48	21,550	17,371
	Union Electric Co.	3.250%	10/1/49	2,025	1,419
	Union Electric Co.	3.900%	4/1/52	1,586	1,252
	Union Electric Co.	5.450%	3/15/53	2,334	2,325
	Union Electric Co.	5.250%	1/15/54	8,060	7,821
	Virginia Electric and Power Co.	6.000%	5/15/37	52,269	54,954
	Virginia Electric and Power Co.	6.350%	11/30/37	1,954	2,111
	Virginia Electric and Power Co.	8.875%	11/15/38	968	1,279
	Virginia Electric and Power Co.	4.450%	2/15/44	15,593	13,684
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,651
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	6,972
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	26,950
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,371
	Virginia Electric and Power Co.	3.300%	12/1/49	4,578	3,235
	Virginia Electric and Power Co.	2.450%	12/15/50	19,389	11,398
	Virginia Electric and Power Co.	2.950%	11/15/51	26,748	17,330
	Virginia Electric and Power Co.	4.625%	5/15/52	15,650	13,674
	Virginia Electric and Power Co.	5.450%	4/1/53	7,285	7,222
	Virginia Electric and Power Co.	5.700%	8/15/53	13,204	13,521
	Virginia Electric and Power Co.	5.350%	1/15/54	2,901	2,835
	Virginia Electric and Power Co.	5.550%	8/15/54	10,798	10,874
	Wisconsin Electric Power Co.	4.300%	10/15/48	86	73
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,138	2,938
[5]	Yorkshire Water Finance plc	2.750%	4/18/41	800	655
					2,212,233
Total Corporate Bonds (Cost $14,038,736)					12,142,424
Sovereign Bonds (1.2%)
[7]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,564
[7]	Emirate of Abu Dhabi	5.500%	4/30/54	8,225	8,369
[6]	European Union	2.625%	2/4/48	14,731	14,313
[6]	European Union	3.000%	3/4/53	17,294	17,590
[7]	OMERS Finance Trust	4.000%	4/19/52	14,250	11,476
	Republic of Chile	3.100%	5/7/41	34,285	25,459
	Republic of Chile	3.500%	1/25/50	5,784	4,193
	Republic of Chile	3.500%	4/15/53	17,590	12,593
	Republic of Chile	5.330%	1/5/54	20,000	19,283
	Republic of Chile	3.100%	1/22/61	17,995	11,213
	Republic of Chile	3.250%	9/21/71	17,130	10,701
[8]	Republic of Colombia	8.375%	11/7/54	6,030	5,890
	Republic of Peru	5.875%	8/8/54	9,663	9,577
	Republic of Poland	5.500%	3/18/54	15,000	14,462

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	5.750%	3/12/54	17,570	16,043
	United Mexican States	4.400%	2/12/52	8,731	6,230
	United Mexican States	3.771%	5/24/61	3,020	1,816
Total Sovereign Bonds (Cost $218,193)					190,772
Taxable Municipal Bonds (7.8%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	39,770	42,639
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	11,785	13,466
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	13,535	14,788
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/46	145	123
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/46	8,915	8,433
	California GO	5.125%	3/1/38	2,420	2,430
	California GO	4.600%	4/1/38	21,195	20,323
	California GO	7.550%	4/1/39	6,840	8,291
	California GO	7.300%	10/1/39	21,550	25,095
	California GO	7.350%	11/1/39	1,045	1,222
	California GO	7.625%	3/1/40	3,980	4,803
	California GO	7.600%	11/1/40	62,900	76,855
	California GO	5.875%	10/1/41	12,060	12,593
	California GO	5.200%	3/1/43	13,435	13,268
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	2,060	1,880
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,080	1,297
	California State University College & University Revenue	3.899%	11/1/47	1,720	1,466
	California State University College & University Revenue	2.975%	11/1/51	27,825	19,618
	California State University College & University Revenue	2.719%	11/1/52	10,925	7,496
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/41	50	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,989	48,824
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,082	10,080
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,733
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	17,455
	Commonwealth of Massachusetts GO	5.456%	12/1/39	1,330	1,358
	Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,600
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	190	201
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	17,495
	Dallas County Hospital District GO	5.621%	8/15/44	1,151	1,164
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	12,155
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,954	1,783
	Duke University College & University Revenue	5.850%	4/1/37	29,655	31,803
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,092	1,213
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	323	362
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	19,501
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,440	1,451
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	2,830	2,067
	Houston TX GO	3.961%	3/1/47	1,640	1,410
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,435	2,379
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	20,053
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	10,072
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	1,585	1,772
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	1,860	2,131
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	2,420	2,458
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	12,850	12,853
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/40	1,226	929
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	46,405	55,244
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	820	900
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	125	111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,650
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	1,000	1,094
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	4,113	4,856
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,372	46,457
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/42	12,720	12,988
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	1,720	1,799
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	670	706
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	1,285	1,265
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	16,930	17,466
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	1,985	2,021
	New York NY GO	5.590%	3/1/35	960	981
	New York NY GO	6.271%	12/1/37	640	688
	New York NY GO	5.263%	10/1/52	1,500	1,515

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.828%	10/1/53	22,405	24,342
	New York NY GO	5.114%	10/1/54	5,235	5,183
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7	7
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,930	16,256
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	192
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	23,209	26,409
	Ohio State University College & University Revenue	4.910%	6/1/40	13,885	13,127
	Ohio State University College & University Revenue	4.800%	6/1/11	11,217	10,131
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,060	816
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	595	447
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	11,465
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,375	16,185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,190	10,727
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	24,104
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	5,730	5,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,990	41,688
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	32,845	22,223
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	745	753
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	34,030	24,234
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	20,628
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	14,900	14,389
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	30,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,245	10,810
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	1,090	1,129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,340	1,272
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	705	701
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,340	1,551
[11]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	2,086	1,620
	Texas GO	5.517%	4/1/39	3,670	3,808
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,630	3,682
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/49	4,425	3,656
	University of California College & University Revenue	3.931%	5/15/45	17,840	16,318
	University of California College & University Revenue	4.858%	5/15/12	32,250	28,931
	University of California College & University Revenue	4.767%	5/15/15	11,045	9,723
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	9,140	10,111
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	865	959
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	32,615	22,248
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,800	8,820
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	825	550
	University of Michigan College & University Revenue	2.437%	4/1/40	1,586	1,163
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	22,048
	University of Michigan College & University Revenue	3.504%	4/1/52	5,292	4,083
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	11,495
	University of Minnesota College & University Revenue	4.048%	4/1/52	17,851	15,182
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	60	44
	University of Virginia College & University Revenue	2.256%	9/1/50	17,700	10,595
	University of Virginia College & University Revenue	2.584%	11/1/51	2,135	1,365
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	21,792
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,390	3,149
Total Taxable Municipal Bonds (Cost $1,325,878)					1,211,124
				Shares
Temporary Cash Investments (4.6%)
Money Market Fund (1.2%)
[12]	Vanguard Market Liquidity Fund	4.834%		1,990,514	199,032
			Maturity Date	Face Amount ($000)
Repurchase Agreements (3.4%)
	Bank of America Securities LLC (Dated 10/31/24, Repurchase Value $21,403,000, collateralized by Fannie Mae 3.000%–5.500%, 2/1/32–8/1/52, Freddie Mac 3.500%–4.000%, 9/1/32–11/1/46, and Ginnie Mae 5.500%, 10/20/54, with a value of $21,828,000)	4.850%	11/1/24	21,400	21,400
	Barclays Capital Inc. (Dated 10/31/24, Repurchase Value $137,619,000, collateralized by U.S. Treasury Note/Bond 3.875%–4.375%, 8/31/28–12/31/29, with a value of $140,352,000)	4.860%	11/1/24	137,600	137,600

Vanguard® Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 10/31/24, Repurchase Value $133,118,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.125%, 11/30/24–1/31/25, with a value of $135,762,000)		4.860%	11/1/24	133,100	133,100
JP Morgan Securities LLC (Dated 10/31/24, Repurchase Value $12,002,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.875%, 1/31/25–2/15/30, with a value of $12,240,000)		4.850%	11/1/24	12,000	12,000
RBC Capital Markets LLC (Dated 10/31/24, Repurchase Value $89,412,000, collateralized by Fannie Mae 2.500%–7.000%, 2/1/52–9/1/54, U.S. Treasury Bill 0.000%, 2/27/25, and U.S. Treasury Note/Bond 0.375%–6.875%, 8/15/25–5/15/44, with a value of $91,188,000)		4.860%	11/1/24	89,400	89,400
Wells Fargo & Co. (Dated 10/31/24, Repurchase Value $133,318,000, collateralized by Freddie Mac 1.500%–7.000%, 5/1/29–10/1/54, with a value of $135,966,000)		4.860%	11/1/24	133,300	133,300
					526,800
Total Temporary Cash Investments (Cost $725,832)					725,832
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	45,250	105
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	45,250	105
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	69,170	116
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	69,170	116
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	12/18/24	0.525%	69,170	152
Total Options Purchased (Cost $458)					594
Total Investments (99.3%) (Cost $17,573,511)					15,480,125
Other Assets and Liabilities—Net (0.7%)					102,389
Net Assets (100%)					15,582,514
Cost is in $000.
1	Securities with a value of $17,489,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $44,463,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in British pounds.
6	Face amount denominated in euro.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $600,755,000, representing 3.9% of net assets.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
RBC—Royal Bank of Canada.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Vanguard® Long-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	45,250	(200)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	45,250	(199)
Total Options Written (Premiums Received $0)					(399)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	99	10,616	(69)
Euro-Schatz	December 2024	3	348	—
Long U.S. Treasury Bond	December 2024	321	37,868	51
Ultra 10-Year U.S. Treasury Note	December 2024	4,173	474,679	(15,515)
Ultra Long U.S. Treasury Bond	December 2024	709	89,068	234
				(15,299)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(112)	(23,066)	28
10-Year Japanese Government Bond	December 2024	(21)	(19,929)	(11)
10-Year U.S. Treasury Note	December 2024	(659)	(72,799)	394
Euro-Bobl	December 2024	(30)	(3,856)	30
Euro-Bund	December 2024	(111)	(15,914)	174
Euro-Buxl	December 2024	(218)	(31,386)	164
Long Gilt	December 2024	(21)	(2,546)	107
Long U.S. Treasury Bond	December 2024	(73)	(8,612)	71
Ultra Long U.S. Treasury Bond	December 2024	(130)	(16,331)	(56)
				901
				(14,398)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	AUD	254	USD	169	—	(2)
Canadian Imperial Bank of Commerce	11/4/24	EUR	48,417	USD	52,317	359	—
UBS AG	11/4/24	EUR	738	USD	809	—	(6)
Deutsche Bank AG	11/4/24	EUR	648	USD	714	—	(10)
Bank of America, N.A.	11/4/24	EUR	606	USD	656	4	—
State Street Bank & Trust Co.	11/4/24	EUR	497	USD	554	—	(14)
State Street Bank & Trust Co.	11/4/24	EUR	395	USD	429	1	—
Toronto-Dominion Bank	12/27/24	EUR	347	USD	378	1	—
Toronto-Dominion Bank	11/4/24	EUR	226	USD	244	2	—
BNP Paribas	11/4/24	EUR	187	USD	209	—	(5)
Barclays Bank plc	11/4/24	GBP	1,906	USD	2,473	—	(15)

Vanguard® Long-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	11/4/24	GBP	184	USD	239	—	(2)
JPMorgan Chase Bank, N.A.	11/5/24	JPY	18,182	USD	122	—	(2)
State Street Bank & Trust Co.	11/5/24	JPY	10,576	USD	70	—	—
Toronto-Dominion Bank	11/4/24	USD	172	AUD	254	4	—
State Street Bank & Trust Co.	12/10/24	USD	169	AUD	254	2	—
Canadian Imperial Bank of Commerce	12/27/24	USD	52,433	EUR	48,417	—	(369)
UBS AG	11/4/24	USD	51,844	EUR	46,489	1,266	—
Citibank, N.A.	11/4/24	USD	1,570	EUR	1,405	41	—
Citibank, N.A.	11/4/24	USD	1,490	EUR	1,333	39	—
UBS AG	11/4/24	USD	850	EUR	784	—	(4)
State Street Bank & Trust Co.	11/4/24	USD	565	EUR	514	5	—
BNP Paribas	11/4/24	USD	493	EUR	450	3	—
JPMorgan Chase Bank, N.A.	12/27/24	USD	388	EUR	358	—	(2)
Morgan Stanley Capital Services Inc.	11/4/24	USD	329	EUR	304	—	(2)
BNP Paribas	11/4/24	USD	280	EUR	257	—	—
Standard Chartered Bank	11/4/24	USD	196	EUR	175	6	—
UBS AG	12/27/24	USD	105	EUR	97	—	(1)
Barclays Bank plc	12/27/24	USD	2,473	GBP	1,906	15	—
Toronto-Dominion Bank	11/4/24	USD	2,300	GBP	1,742	54	—
The Bank of New York Mellon Corp.	11/4/24	USD	241	GBP	186	1	—
Bank of America, N.A.	11/4/24	USD	213	GBP	163	3	—
Toronto-Dominion Bank	11/5/24	USD	114	JPY	15,844	9	—
UBS AG	11/5/24	USD	92	JPY	12,914	7	—
State Street Bank & Trust Co.	12/27/24	USD	70	JPY	10,576	—	—
						1,822	(434)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,607,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	24,900	5.000	1,874	61
CDX-NA-IG-S43-V1	12/21/29	USD	1,571,958	1.000	35,322	644
iTraxx Europe-S42-V1	12/21/29	EUR	27,500	1.000	628	(8)
					37,824	697
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	20,154	3.679[2]	(0.000)[3]	—	—
5/17/28	5/17/27[1]	19,834	3.701[2]	(0.000)[3]	4	4

Vanguard® Long-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/24/28	5/24/27[1]	19,674	3.762[2]	(0.000)[3]	14	14
7/5/29	N/A	5,910	2.530[2]	(0.000)[4]	27	27
7/5/29	N/A	5,450	2.525[2]	(0.000)[4]	24	24
7/5/29	N/A	5,450	2.523[2]	(0.000)[4]	23	23
7/10/29	N/A	6,975	2.491[2]	(0.000)[4]	18	18
7/10/29	N/A	6,040	2.484[2]	(0.000)[4]	14	14
7/15/29	N/A	6,045	2.420[2]	(0.000)[4]	(5)	(5)
7/18/29	N/A	6,045	2.449[2]	(0.000)[4]	2	2
7/19/29	N/A	6,045	2.437[2]	(0.000)[4]	(1)	(1)
8/1/29	N/A	6,050	2.394[2]	(0.000)[4]	(16)	(16)
8/5/29	N/A	6,044	2.363[2]	(0.000)[4]	(26)	(26)
5/17/34	5/17/29[1]	4,687	0.000[5]	(3.799)[6]	(8)	(8)
5/17/34	5/17/29[1]	4,613	0.000[5]	(3.833)[6]	(14)	(14)
5/24/34	5/24/29[1]	4,575	0.000[5]	(3.865)[6]	(20)	(20)
7/5/54	N/A	1,300	0.000[4]	(2.522)[2]	(22)	(22)
7/5/54	N/A	1,200	0.000[4]	(2.519)[2]	(20)	(20)
7/5/54	N/A	1,200	0.000[4]	(2.524)[2]	(21)	(21)
7/10/54	N/A	1,500	0.000[4]	(2.510)[2]	(21)	(21)
7/10/54	N/A	1,300	0.000[4]	(2.499)[2]	(15)	(15)
7/15/54	N/A	1,300	0.000[4]	(2.469)[2]	(7)	(7)
7/18/54	N/A	1,300	0.000[4]	(2.501)[2]	(16)	(16)
7/19/54	N/A	1,300	0.000[4]	(2.482)[2]	(10)	(10)
8/1/54	N/A	1,300	0.000[4]	(2.454)[2]	(2)	(2)
8/5/54	N/A	1,300	0.000[4]	(2.411)[2]	10	10
					(88)	(88)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard® Long-Term Investment-Grade Fund
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating

Vanguard® Long-Term Investment-Grade Fund
rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Long-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,170,230	—	1,170,230
Asset-Backed/Commercial Mortgage-Backed Securities	—	39,149	—	39,149
Corporate Bonds	—	12,142,424	—	12,142,424
Sovereign Bonds	—	190,772	—	190,772
Taxable Municipal Bonds	—	1,211,124	—	1,211,124
Temporary Cash Investments	199,032	526,800	—	725,832
Options Purchased	—	594	—	594
Total	199,032	15,281,093	—	15,480,125
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,253	—	—	1,253
Forward Currency Contracts	—	1,822	—	1,822
Swap Contracts	841[1]	—	—	841
Total	2,094	1,822	—	3,916
Liabilities
Options Written	—	(399)	—	(399)
Futures Contracts[1]	(15,651)	—	—	(15,651)
Forward Currency Contracts	—	(434)	—	(434)
Swap Contracts	(232)[1]	—	—	(232)
Total	(15,883)	(833)	—	(16,716)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.